Business combinations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business combinations
30. Business combinations
There were no significant acquisitions in 2020. In 2019, the Group made some small acquisitions for total consideration of £40m. Details of the assets acquired and the associated consideration are shown in the table below.

all figures in £ millions	2020	2019
Intangible assets	—	23
Trade and other receivables	—	1
Trade and other liabilities	—	(2)

Net assets acquired	—	22
Goodwill	—	18

Total	—	40
Satisfied by:
Cash	—	40

Total consideration	—	40

There were no material adjustments to prior year acquisitions in 2019. The net cash outflow on acquisition of subsidiaries in 2020 relates to deferred payments for prior year acquisitions:

All figures in £ millions	2020	2019	2018
Cash flow on acquisitions
Cash – current year acquisitions	—	(40)	—
Deferred payments for prior year acquisitions and other items	(6)	(5)	(5)

Net cash outflow	(6)	(45)	(5)